SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS (Details)	12 Months Ended
Dec. 31, 2020
Land Use Right [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset useful lives	50 years
Patents [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset useful lives	10 years